Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenue	$ 2,868,647	$ 2,671,706	$ 1,926,551
Period of payments for trade receivables	7 days
Hafnia vessels and TC vessels [Member]
Revenue [Abstract]
Revenue	$ 1,935,596	1,915,472	1,926,551
Revenue from Time Charter [Member]
Revenue [Abstract]
Revenue	132,505	134,436	73,824
Lease Component [Member]
Revenue [Abstract]
Revenue	92,180	94,078	48,322
Non Lease Component [Member]
Revenue [Abstract]
Revenue	40,325	40,358	25,502
Revenue from Voyage Charter [Member]
Revenue [Abstract]
Revenue	1,803,091	1,781,036	1,852,727
External Vessels in Disponent-Owner Pools [Member]
Revenue [Abstract]
Revenue	$ 933,051	$ 756,234	$ 0